LOANS, FINANCING AND DEBENTURES - Maturity Schedule (Details) R$ in Thousands	Dec. 31, 2020 BRL (R$)
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	R$ 35,591,282
2022
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	6,425,929
2023
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	4,398,822
2024
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	5,592,555
2025
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	3,971,934
2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	2,072,107
After 2026
LOANS, FINANCING AND DEBENTURES
Loans, financing and debentures	R$ 13,129,935